Note 12 - Taxes (Details) - Income Tax Provisions (Parentheticals)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Provisions [Abstract]
Taxes, statutory rate	34.00%	34.00%